Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 29, 2019
Registrant Name	Capital Group U.S. Equity Fund
Entity Central Index Key	0001785360
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 29, 2019
Document Effective Date	Nov. 29, 2019
Prospectus Date	Nov. 08, 2019
Capital Group U.S. Equity Fund SM | Share class
Prospectus:
Trading Symbol	CUSEX